Derivative Instruments and Other Hedging Activities - Outstanding Interest Rate Swap Agreements Not Designated as Hedging Instruments (Detail) - Not Designated as Hedging Instruments - Interest Rate Swap [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative
Weighted average pay rate	3.20%	2.90%	3.00%
Weighted average receive rate	0.90%	0.40%	0.20%
Weighted average maturity in years	7 years 6 months	7 years 8 months 12 days	7 years 7 months 6 days
Unrealized gain (loss) relating to interest rate swaps	$ 0	$ 0	$ 0